Earnings per ordinary share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit/(loss) attributable to ordinary shareholders		£ 752	£ (6,955)	£ (1,979)
Loss from discontinued operations attributable to ordinary shareholders				(1,207)
Profit/(loss) from continuing operations attributable to ordinary shareholders		£ 752	£ (6,955)	£ (3,186)
Weighted average number of shares
Weighted average number of ordinary shares outstanding during the year		11,867	11,692	11,516
Effect of dilutive share options and convertible securities		69	51	60
Diluted weighted average number of ordinary shares outstanding during the year		11,936	11,743	11,576
Share issued on conversion	5,100
Ordinary share from discontinued operations basic		£ 0.0	£ 0.0	£ 10.5
Ordinary share from discontinued operations dilutive		£ 0.0	£ 0.0	£ 10.4
Dividend access share			£ (1,193)
B Shares
Weighted average number of shares
Number of shares that were converted		51,000	51,000	51,000